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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1. Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2014

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

Michigan (22.4% of investment fair value)
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$395,844
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	401,068
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	500,990
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	406,204
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	336,196
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	293,367
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	515,230
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	518,160
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	445,024
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	828,968
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	547,225
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, (Q-SBLF enhanced)	650,000	718,042

	5,610,000	5,906,318

All Other States and Territories (74.9% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured) (Pre-refunded)	180,000	193,333
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	207,030
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	284,102
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	388,367
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured) (Pre-refunded)	170,000	186,920
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	32,441
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured) (Pre-refunded)	500,000	551,010
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	464,765
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	431,352
Collier County, Florida, School Board Certificates of Participation, 4.625%. February 2026 (AGM insured) (Pre-refunded)	425,000	445,612
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	538,330
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	534,430
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	495,370
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	369,316
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2041	250,000	277,095
Hawaii State, 5.5%, August 2028	500,000	578,125
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	504,902
Illinois Finance Authority, 4%, October 2033	250,000	262,798
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	785,227
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	560,200
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	517,046
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,035,148

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2014

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

All Other States and Territories (continued)

Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5% November 2034	$250,000	$266,145
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	560,290
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	252,385
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	264,778
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	323,109
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	272,998
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	300,000	321,159
New York, New York, Series O, 5%, June 2022 (CIFG insured) (Pre-refunded)	250,000	254,890
New York, New York, Series O, 5%, June 2022 (CIFG insured)	75,000	76,399
New York, New York, Series M, 5%, April 2025 (FGIC insured)**	315,000	318,430
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	505,625
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	568,025
New York State Mortgage Agency, 3.1%, April 2028	200,000	198,234
New York State Dormitory Authority, Series F, 5%, March 2020 (AGM insured) (Pre-refunded)	95,000	95,890
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)	500,000	507,070
North Dakota State, Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	90,000	94,882
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	625,958
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	449,032
Crosby, Texas, Independent School District, 5%, February 2043	250,000	289,320
Dallas, Texas, 4.75%, February 2026 (Pre-refunded)	250,000	251,248
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	61,226
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	608,482
University of Houston, Texas, Revenue, 3%, February 2028	340,000	343,244
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	448,948
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	286,190
Virginia College, Building Authority, Series B, 4%, February 2028	250,000	273,480
University of Washington, Revenue, 4.5%, April 2035	330,000	356,974
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	396,737
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	326,131
Washington State Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	283,110
Washington State Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	245,626

	18,385,000	19,768,934

Total bonds	23,995,000	25,675,252

Money Market Fund (1.6%)
Goldman Sachs Financial Square Tax-Free Money Market, 0.01%*	418,037	418,037

Total investment portfolio	$24,413,037	26,093,289

Other assets less liabilities (1.1%)		283,552

Net assets (100%)		$26,376,841

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2014

*	Seven-day yield.

**	This bond is covered by Financial Guaranty Insurance Company (“FGIC”). As of August 13, 2013, the conditions of the Plan of Rehabilitation previously in effect have been determined to be satisfied and FGIC is now operating under its First Amended Plan of Rehabilitation. Under this plan, claims are currently being paid at a reduced percentage with the balance being a deferred payment obligation.

Notes to Investment Portfolio:

On December 31, 2014, the cost on a tax basis of investments in securities was $24,504,917. Net unrealized appreciation totaled $1,170,335 of which $1,300,212 related to appreciated securities and $129,877 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Long-term state and municipal obligations	$—	$25,675,252	$—
Money market fund	418,037	—	—

Total	$418,037	$25,675,252	$—

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure control and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	January 29, 2015

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date:	January 29, 2015

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.